SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

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                          Deutsche Mid Cap Value Fund

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Richard Hanlon has been added as a portfolio manager of the fund.



The following information is added to the existing tables in "APPENDIX I-D -PORTFOLIO MANAGEMENT" of the fund's Statement of Additional Information and is provided as of July 31, 2015:


FUND OWNERSHIP OF PORTFOLIO MANAGERS

                               DOLLAR RANGE OF     DOLLAR RANGE OF ALL DEUTSCHE
NAME OF PORTFOLIO MANAGER     FUND SHARES OWNED         FUND SHARES OWNED
Richard Hanlon               $0                   $0


CONFLICTS OF INTEREST

OTHER SEC REGISTERED INVESTMENT COMPANIES MANAGED:

                       NUMBER OF    TOTAL ASSETS OF    NUMBER OF INVESTMENT
                      REGISTERED       REGISTERED        COMPANY ACCOUNTS      TOTAL ASSETS OF
NAME OF               INVESTMENT       INVESTMENT       WITH PERFORMANCE-     PERFORMANCE-BASED
PORTFOLIO MANAGER      COMPANIES       COMPANIES            BASED FEE           FEE ACCOUNTS
Richard Hanlon            0                $0                   0                    $0


OTHER POOLED INVESTMENT VEHICLES MANAGED:

                                                          NUMBER OF POOLED
                       NUMBER OF                         INVESTMENT VEHICLE    TOTAL ASSETS OF
                        POOLED       TOTAL ASSETS OF        ACCOUNTS WITH       PERFORMANCE-
NAME OF               INVESTMENT    POOLED INVESTMENT       PERFORMANCE-          BASED FEE
PORTFOLIO MANAGER      VEHICLES          VEHICLES             BASED FEE           ACCOUNTS
Richard Hanlon            0                 $0                   0                   $0


OTHER ACCOUNTS MANAGED:

                                                        NUMBER OF OTHER    TOTAL ASSETS OF
                                        TOTAL ASSETS     ACCOUNTS WITH      PERFORMANCE-
NAME OF                  NUMBER OF        OF OTHER        PERFORMANCE-        BASED FEE
PORTFOLIO MANAGER     OTHER ACCOUNTS      ACCOUNTS         BASED FEE          ACCOUNTS
Richard Hanlon              0                $0               0                  $0



               Please Retain This Supplement for Future Reference





August 7, 2015
SAISTKR-212
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